                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada      January 22, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     146
Form 13F Information Table Value Total:  570,699 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at December 31, 2009)

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------------- ------- ------ ----
ABBOTT LABORATORIES          COM           002824100  6843.9   120610 SH          SOLE                    120610
ABERCROMBIE & FITCH CO 'A'   CL A          002896207  1992.5    54400 SH          SOLE                     54400
ACTIVISION BLIZZARD INC.     COM           00507V109   408.7    35000 SH          SOLE                     35000
ADOBE SYSTEMS INC.           COM           00724F101   846.6    21900 SH          SOLE                     21900
ALEXION PHARMACEUTICALS
  INC.                       COM           015351109  2835.4    55260 SH          SOLE                     55260
ALLEGHENY ENERGY INC.        COM           017361106   940.2    38100 SH          SOLE                     38100
ALTRIA GROUP INC.            COM           02209S103 13843.6   671000 SH          SOLE                    671000
AMEREN CORPORATION           COM           023608102  1333.7    45400 SH          SOLE                     45400
AMERICAN ELECTRIC POWER
  INC.                       COM           025537101  9099.1   248850 SH          SOLE                    248850
AMERICAN ITALIAN PASTA CO-A  CL A          027070101  1159.8    31720 SH          SOLE                     31720
AMERICAN SCIENCE &
  ENGINEERING                COM           029429107  2221.5    27870 SH          SOLE                     27870
AMERICAN TOWER CORP-CL A     CL A          029912201  2479.6    54600 SH          SOLE                     54600
AMGEN INC.                   COM           031162100  4266.5    71760 SH          SOLE                     71760
ANADARKO PETROLEUM CORP.     COM           032511107   274.9     4190 SH          SOLE                      4190
APACHE CORP. COMMON          COM           037411105   460.8     4250 SH          SOLE                      4250
APOLLO INVESTMENT CORP.      COM           03761U106 13821.4  1378470 SH          SOLE                   1378470
APPLE INC.                   COM           037833100 22381.9   101056 SH          SOLE                    101056
ARES CAPITAL CORP.           COM           04010L103  5254.8   401590 SH          SOLE                    401590
ARM HOLDINGS PLC-SPONS ADR   SPONSORED
                             ADR           042068106   862.8    95900 SH          SOLE                     95900
AT&T INC.                    COM           00206R102 15109.9   512900 SH          SOLE                    512900
AUTOMATIC DATA PROCESSING    COM           053015103  8075.1   179430 SH          SOLE                    179430
BARRICK GOLD CORPORATION     COM           067901108  2737.4    66140 SH          SOLE                     66140
BECTON, DICKINSON & COMPANY  COM           075887109  7384.8    89100 SH          SOLE                     89100
BHP BILLITON LTD-SPON ADR    SPONSORED
                             ADR           088606108   222.1     2760 SH          SOLE                      2760
BRINKER INT'L INC. W/COM
  RGTS                       COM           109641100   252.5    16100 SH          SOLE                     16100
BRINKS HOME SECURITY
  HOLDING                    COM           109699108  1574.6    45900 SH          SOLE                     45900
BRISTOL MYERS SQUIBB
  COMPANY                    COM           110122108  8129.7   306344 SH          SOLE                    306344
BROOKFIELD PROPERTIES CORP   COM           112900105   290.3    22790 SH          SOLE                     22790
CEC ENTERTAINMENT INC.       COM           125137109   211.4     6300 SH          SOLE                      6300
CGI GROUP INC-CL A           CL A SUB
                             VTG           39945C109  1310.2    91930 SH          SOLE                     91930
CHECK POINT SOFTWARE TECH    ORD           M22465104  2832.3    79540 SH          SOLE                     79540
CHIPOTLE MEXICAN GRILL 'A'   CL A          169656105   231.6     2500 SH          SOLE                      2500
CINEMARK HOLDINGS INC        COM           17243V102  9774.6   647200 SH          SOLE                    647200
CISCO SYSTEMS INC.           COM           17275R102  2843.2   113000 SH          SOLE                    113000
CLEAR CHANNEL OUTDOOR 'A'    CL A          18451C109  1585.6   145200 SH          SOLE                    145200
CME GROUP INC.               COM           12572Q105   303.7      860 SH          SOLE                       860
CMS ENERGY CORP.             COM           125896100   933.2    56700 SH          SOLE                     56700
COACH INC.                   COM           189754104  1612.5    42000 SH          SOLE                     42000
COCA-COLA COMPANY            COM           191216100  8087.5   135000 SH          SOLE                    135000
COMCAST CORPORATION 'A'      CL A          20030N101   946.2    53400 SH          SOLE                     53400
CONTANGO OIL & GAS           COM NEW       21075N204  9602.6   194355 SH          SOLE                    194355
COTT CORPORATION             COM           22163N106  1783.1   206900 SH          SOLE                    206900
DAKTRONICS INC               COM           234264109   185.9    19200 SH          SOLE                     19200
DARDEN RESTAURANTS INC.      COM           237194105   247.0     6700 SH          SOLE                      6700
DECKERS OUTDOOR CORP         COM           243537107  5832.9    54560 SH          SOLE                     54560
DELL INC.                    COM           24702R101   368.3    24400 SH          SOLE                     24400
DIANA SHIPPING INC.          COM           Y2066G104  1781.5   117060 SH          SOLE                    117060
DIRECTV CL A                 COM CL A      25490A101   967.4    27600 SH          SOLE                     27600
DISCOVERY COMMUNICATIONS-A   COM SER A     25470F104  3475.5   107820 SH          SOLE                    107820
DUPONT (E.I.) DE NEMOURS     COM           263534109  7434.9   210100 SH          SOLE                    210100
ELECTRONIC ARTS INC          COM           285512109   195.9    10500 SH          SOLE                     10500
ENDO PHARMACEUTICALS HLDGS   COM           29264F205   873.0    40480 SH          SOLE                     40480
ENTEGRIS INC.                COM           29362U104  5361.4   966130 SH          SOLE                    966130
ENTERGY CORP.                COM           29364G103   911.8    10600 SH          SOLE                     10600
EXXON MOBIL CORPORATION      COM           30231G102  4988.1    69600 SH          SOLE                     69600
FAIRFAX FINANCIAL HOLDINGS
  LTD                        SUB VTG       303901102  2800.9     6500 SH          SOLE                      6500
FGX INTERNATIONAL HOLDINGS   ORD           G3396L102  1774.6    86190 SH          SOLE                     86190
GENERAL DYNAMICS CORP.       COM           369550108  1054.6    14720 SH          SOLE                     14720
GENERAL MILLS INC.           COM           370334104  7985.4   107300 SH          SOLE                    107300
GILDAN ACTIVEWEAR INC. 'A'   COM           375916103   581.7    22700 SH          SOLE                     22700
GOLDMAN SACHS GROUP INC.     COM           38141G104  4732.6    26670 SH          SOLE                     26670
GOOGLE INC. 'A'              CL A          38259P508  8805.1    13513 SH          SOLE                     13513
H. J. HEINZ COMPANY          COM           423074103  8606.2   191500 SH          SOLE                    191500
HOME DEPOT INC.              COM           437076102  6798.9   223608 SH          SOLE                    223608
IAMGOLD CORP.                COM           450913108   230.8    14040 SH          SOLE                     14040
IHS INC-CLASS A              CL A          451734107  2613.0    45360 SH          SOLE                     45360
INTEL CORPORATION            COM           458140100  1747.4    81500 SH          SOLE                     81500
INTL. GAME TECHNOLOGY        COM           459902102  2973.1   150710 SH          SOLE                    150710
ISHARES DJ US UTILITIES
  SECT                       DJ US UTILS   464287697  1988.7    25300 SH          SOLE                     25300
JOHNSON & JOHNSON            COM           478160104  3337.6    49303 SH          SOLE                     49303
KAPSTONE PAPER AND
  PACKAGING                  COM           48562P103  1618.6   156670 SH          SOLE                    156670
KELLOGG COMPANY              COM           487836108  1610.3    28800 SH          SOLE                     28800
KIMBERLY CLARK CORP.         COM           494368103   375.0     5600 SH          SOLE                      5600
KINROSS GOLD CORP.           COM NO
                             PAR           496902404  1142.9    59100 SH          SOLE                     59100
KIRKLAND'S INC.              COM           497498105  3946.2   216160 SH          SOLE                    216160
KRAFT FOODS INC-CLASS A      CL A          50075N104 14930.8   522670 SH          SOLE                    522670
LAMAR ADVERTISING COMPANY
  'A'                        CL A          512815101  4274.0   130800 SH          SOLE                    130800
LEAP WIRELESS INTL INC.      COM NEW       521863308   215.8    11700 SH          SOLE                     11700
LEAR CORPORATION             COM NEW       521865204  1009.5    14200 SH          SOLE                     14200
LIFEPOINT HOSPITALS INC.     COM           53219L109  1378.2    40310 SH          SOLE                     40310
LONGTOP FINANCIAL-SPON ADR   ADR           54318P108  7554.0   194150 SH          SOLE                    194150
LORILLARD INC.               COM           544147101 16491.7   195580 SH          SOLE                    195580
MANPOWER INC.                COM           56418H100   384.3     6700 SH          SOLE                      6700
MARVELL TECHNOLOGY GROUP
  LTD.                       ORD           G5876H105   534.3    24500 SH          SOLE                     24500
MASTERCARD INC-CLASS A       CL A          57636Q104  3449.9    12823 SH          SOLE                     12823
MATTEL INC.                  COM           577081102  1104.8    52610 SH          SOLE                     52610
MCDONALDS CORP.              COM           580135101 14765.6   225000 SH          SOLE                    225000
MEAD JOHNSON NUTRITION CO.
  A                          COM CL A      582839106 10380.4   226009 SH          SOLE                    226009
MGM MIRAGE                   COM           552953101   849.2    88600 SH          SOLE                     88600
MICROS SYSTEMS INC           COM           594901100   890.3    27300 SH          SOLE                     27300
MICROSOFT CORPORATION        COM           594918104  6061.3   189210 SH          SOLE                    189210
MOLSON COORS BREWING CO.
  'B'                        CL B          60871R209  2873.4    60540 SH          SOLE                     60540
MOTOROLA INC.                COM           620076109  5196.3   637130 SH          SOLE                    637130
NASDAQ OMX GROUP/THE         COM           631103108  5357.9   257210 SH          SOLE                    257210
NEUTRAL TANDEM INC.          COM           64128B108   418.4    17500 SH          SOLE                     17500
NORTHEAST UTILITIES          COM           664397106   932.4    34400 SH          SOLE                     34400
NYSE EURONEXT                COM           629491101  2303.8    86640 SH          SOLE                     86640
ORACLE CORPORATION           COM           68389X105  3057.6   118600 SH          SOLE                    118600
PAYCHEX INC.                 COM           704326107  2666.4    82800 SH          SOLE                     82800
PEPSICO INC.                 COM           713448108 10041.4   157140 SH          SOLE                    157140
PETROHAWK ENERGY CORP        COM           716495106  2249.1    89200 SH          SOLE                     89200

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS
(as at December 31, 2009)

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE   SHRS OR SH/ PUT/ INVESTMENT                -------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION OTHER MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------------- ------- ------ ----
PF CHANG'S CHINA BISTRO
  INC.                      COM            69333Y108   422.3    10600 SH          SOLE                     10600
PFIZER INC.                 COM            717081103 17210.8   900250 SH          SOLE                    900250
PG&E CORPORATION            COM            69331C108   919.8    19600 SH          SOLE                     19600
PHILIP MORRIS INT'L INC.    COM            718172109  6103.6   120510 SH          SOLE                    120510
POTASH CORP. OF
  SASKATCHEWAN              COM            73755L107  1414.0    12400 SH          SOLE                     12400
PRICELINE.COM INC.          COM NEW        741503403  1078.9     4700 SH          SOLE                      4700
PROCTER & GAMBLE COMPANY    COM            742718109 11433.1   179420 SH          SOLE                    179420
RADIOSHACK CORP.            COM            750438103  1018.6    49700 SH          SOLE                     49700
REGAL ENTERTAINMENT GROUP
  'A'                       CL A           758766109  5887.0   387900 SH          SOLE                    387900
REINSURANCE GROUP OF
  AMERICA A                 COM NEW        759351604  1846.9    36879 SH          SOLE                     36879
RESEARCH IN MOTION          COM            760975102  3924.8    55291 SH          SOLE                     55291
RESOLUTE ENERGY CORP.       COM            76116A108  5970.5   493117 SH          SOLE                    493117
REX ENERGY CORP.            COM            761565100   137.0    10860 SH          SOLE                     10860
ROGERS COMMUNICATIONS INC.  CL B           775109200  1691.0    51900 SH          SOLE                     51900
SAPIENT CORPORATION         COM            803062108  4968.6   571640 SH          SOLE                    571640
SCHLUMBERGER LTD.           COM            806857108  3453.3    50480 SH          SOLE                     50480
SCRIPPS NETWORKS INTER-CL A CL A COM       811065101  2881.8    66070 SH          SOLE                     66070
SKYWORKS SOLUTIONS INC.     COM            83088M102  1974.6   132400 SH          SOLE                    132400
SOUTHWESTERN ENERGY CO.     COM            845467109  5970.6   117860 SH          SOLE                    117860
SPECTRUM CONTROL INC.       COM            847615101   338.3    33990 SH          SOLE                     33990
STARBUCKS CORP.             COM            855244109  5767.0   237950 SH          SOLE                    237950
STARWOOD PROPERTY TRUST
  INC.                      COM            85571B105 10658.1   536840 SH          SOLE                    536840
SUNCOR ENERGY INC.          COM            867224107  3433.9    92530 SH          SOLE                     92530
SYMANTEC CORP.              COM            871503108  4165.9   221560 SH          SOLE                    221560
SYNOPSYS INC.               COM            871607107  2786.1   118980 SH          SOLE                    118980
TAKE-TWO INTERACTIVE
  SOFTWARE                  COM            874054109   846.1    80100 SH          SOLE                     80100
TENET HEALTHCARE
  CORPORATION               COM            88033G100 18596.6  3282760 SH          SOLE                   3282760
TERADATA CORP.              COM            88076W103   809.3    24500 SH          SOLE                     24500
TEVA PHARMACEUTICAL
  INDS.ADR                  ADR            881624209 15893.9   269180 SH          SOLE                    269180
TEXAS ROADHOUSE INC. 'A'    CL A           882681109   244.3    20700 SH          SOLE                     20700
THOMSON REUTERS CORP.       COM            884903105   257.3     7590 SH          SOLE                      7590
TIME WARNER CABLE 'A'       COM            88732J207  1739.2    39980 SH          SOLE                     39980
TRIANGLE PETROLEUM CORP.    COM            89600B102     6.3    21500 SH          SOLE                     21500
UNION PACIFIC CORP          COM            907818108   396.2     5900 SH          SOLE                      5900
UNITED TECHNOLOGIES CORP    COM            913017109  2020.7    27700 SH          SOLE                     27700
VALE SA-SP ADR              ADR            91912E105   231.0     7570 SH          SOLE                      7570
VODAFONE GROUP PLC SP ADR   SPONS ADR NEW  92857W209 17349.2   714910 SH          SOLE                    714910
WAL-MART STORES INC.        COM            931142103  6115.0   108854 SH          SOLE                    108854
WALTER ENERGY INC.          COM            93317Q105   435.3     5500 SH          SOLE                      5500
WASTE MANAGEMENT INC.       COM            94106L109   360.3    10140 SH          SOLE                     10140
WENDY'S/ARBY'S GROUP INC-A  COM            950587105     601   122000 SH          SOLE                    122000
WESTPORT INNOVATIONS INC.   COM NEW        960908309   1,351   111000 SH          SOLE                    111000
WINDSTREAM CORP             COM            97381W104   2,917   252580 SH          SOLE                    252580
WISCONSIN ENERGY CORP       COM            976657106     958    18300 SH          SOLE                     18300
XTO ENERGY INC              COM            98385X106     235     4800 SH          SOLE                      4800
                                                     -------                                             -------
                              $ Value (in thousands) 570,699                                # Securities     146
                                                     =======                                             =======